Intangibles - Customer relationships (Details) - Customer relationships - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 360,000	$ 360,000
Accumulated amortization	(172,176)	(161,588)
Net carrying amount	$ 187,824	$ 198,412